Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Changes in the Allowance for Loan Losses and Loan Balances Outstanding	The following tables present, by portfolio segment, the changes in the allowance for loan losses, the ending allocation of the allowance for loan losses and the loan balances outstanding for the years ended December 31, 2019, 2018 and 2017. The changes can be impacted by overall loan volume, adversely graded loans, historical charge-offs and economic factors

Allowance for loan losses:

December 31, 2019	Beginning balance	Charge-offs	Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$1,747	$(114)	$86	$500	$2,219
Commercial Real Estate:
Owner Occupied	1,962	(161)	289	451	2,541
Non-Owner Occupied	5,803	—	102	679	6,584
Residential Real Estate	1,531	(294)	259	86	1,582
Real Estate Construction	1,046	(24)	3	225	1,250
Farm Real Estate	397	—	5	(58)	344
Consumer and Other	284	(183)	85	61	247
Unallocated	909	—	—	(909)	—
Total	$13,679	$(776)	$829	$1,035	$14,767

Allowance for loan losses:

December 31, 2018	Beginning balance	Charge-offs	Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$1,562	$(249)	$169	$265	$1,747
Commercial Real Estate:
Owner Occupied	2,043	(193)	158	(46)	1,962
Non-Owner Occupied	5,307	(153)	28	621	5,803
Residential Real Estate	1,910	(105)	208	(482)	1,531
Real Estate Construction	834	—	—	212	1,046
Farm Real Estate	430	—	5	(38)	397
Consumer and Other	290	(203)	100	97	284
Unallocated	758	—	—	151	909
Total	$13,134	$(903)	$668	$780	$13,679

Allowance for loan losses:

December 31, 2017	Beginning balance	Charge-offs	Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$2,018	$(11)	$372	$(817)	$1,562
Commercial Real Estate:
Owner Occupied	2,171	(328)	69	131	2,043
Non-Owner Occupied	4,606	(38)	46	693	5,307
Residential Real Estate	3,089	(400)	194	(973)	1,910
Real Estate Construction	420	—	44	370	834
Farm Real Estate	442	—	3	(15)	430
Consumer and Other	314	(165)	43	98	290
Unallocated	245	—	—	513	758
Total	$13,305	$(942)	$771	$—	$13,134

The following tables present, by portfolio segment, the allocation of the allowance for loan losses and related loan balances as of December 31, 2019 and December 31, 2018.

December 31, 2019	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
Allowance for loan losses:
Commercial & Agriculture	$—	$—	$2,219	$2,219
Commercial Real Estate:
Owner Occupied	—	9	2,532	2,541
Non-Owner Occupied	—	—	6,584	6,584
Residential Real Estate	—	82	1,500	1,582
Real Estate Construction	—	—	1,250	1,250
Farm Real Estate	—	—	344	344
Consumer and Other	—	—	247	247
Unallocated	—	—	—	—
Total	$—	$91	$14,676	$14,767

Outstanding loan balances:
Commercial & Agriculture	$—	$367	$202,743	$203,110
Commercial Real Estate:
Owner Occupied	—	426	245,180	245,606
Non-Owner Occupied	—	374	591,848	592,222
Residential Real Estate	467	1,764	460,801	463,032
Real Estate Construction	—	—	155,825	155,825
Farm Real Estate	—	666	33,448	34,114
Consumer and Other	—	—	15,061	15,061
Total	$467	$3,597	$1,704,906	$1,708,970

December 31, 2018	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
Allowance for loan losses:
Commercial & Agriculture	$—	$—	$1,747	$1,747
Commercial Real Estate:
Owner Occupied	—	12	1,950	1,962
Non-Owner Occupied	—	—	5,803	5,803
Residential Real Estate	8	122	1,401	1,531
Real Estate Construction	—	—	1,046	1,046
Farm Real Estate	—	7	390	397
Consumer and Other	—	—	284	284
Unallocated	—	—	909	909
Total	$8	$141	$13,530	$13,679

Outstanding loan balances:
Commercial & Agriculture	$41	$367	$176,693	$177,101
Commercial Real Estate:
Owner Occupied	—	484	209,637	210,121
Non-Owner Occupied	—	31	523,567	523,598
Residential Real Estate	883	1,279	455,688	457,850
Real Estate Construction	—	—	135,195	135,195
Farm Real Estate	—	696	37,817	38,513
Consumer and Other	—	—	19,563	19,563
Total	$924	$2,857	$1,558,160	$1,561,941

Credit Exposures by Internally Assigned Grades
December 31, 2019	Pass	Special Mention	Substandard	Doubtful	Ending Balance
Commercial & Agriculture	$199,649	$2,236	$1,225	$—	$203,110
Commercial Real Estate:
Owner Occupied	237,171	5,617	2,818	—	245,606
Non-Owner Occupied	588,633	2,155	1,434	—	592,222
Residential Real Estate	73,289	528	6,495	—	80,312
Real Estate Construction	145,251	—	9	—	145,260
Farm Real Estate	30,808	567	2,739	—	34,114
Consumer and Other	1,289	—	6	—	1,295
Total	$1,276,090	$11,103	$14,726	$—	$1,301,919

December 31, 2018	Pass	Special Mention	Substandard	Doubtful	Ending Balance
Commercial & Agriculture	$173,783	$1,509	$1,809	$—	$177,101
Commercial Real Estate:
Owner Occupied	201,228	3,512	5,381	—	210,121
Non-Owner Occupied	520,487	2,023	1,088	—	523,598
Residential Real Estate	70,908	580	7,363	—	78,851
Real Estate Construction	124,769	13	41	—	124,823
Farm Real Estate	32,908	3,096	2,509	—	38,513
Consumer and Other	1,713	—	20	—	1,733
Total	$1,125,796	$10,733	$18,211	$—	$1,154,740

Performing and Nonperforming Loans	Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.
December 31, 2019	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$382,720	$10,565	$13,766	$407,051
Nonperforming	—	—	—	—
Total	$382,720	$10,565	$13,766	$407,051

December 31, 2018	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$378,999	$10,372	$17,830	$407,201
Nonperforming	—	—	—	—
Total	$378,999	$10,372	$17,830	$407,201

Aging Analysis of Past Due Loans

The following tables include an aging analysis of the recorded investment of past due loans outstanding as of December 31, 2019 and 2018.

December 31, 2019	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Purchased Credit- Impaired Loans	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$27	$35	$106	$168	$202,942	$—	$203,110	$—
Commercial Real Estate:
Owner Occupied	453	63	663	1,179	244,427	—	245,606	—
Non-Owner Occupied	—	—	8	8	592,214	—	592,222	—
Residential Real Estate	2,399	198	1,775	4,372	458,193	467	463,032	—
Real Estate Construction	—	—	—	—	155,825	—	155,825	—
Farm Real Estate	—	—	7	7	34,107	—	34,114	—
Consumer and Other	129	46	—	175	14,886	—	15,061	—
Total	$3,008	$342	$2,559	$5,909	$1,702,594	$467	$1,708,970	$—
December 31, 2018	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Purchased Credit- Impaired Loans	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$225	$—	$92	$317	$176,743	$41	$177,101	$—
Commercial Real Estate:
Owner Occupied	547	413	564	1,524	208,597	—	210,121	—
Non-Owner Occupied	288	290	372	950	522,648	—	523,598	—
Residential Real Estate	7,118	677	806	8,601	448,366	883	457,850	—
Real Estate Construction	—	12	27	39	135,156	—	135,195	—
Farm Real Estate	33	—	158	191	38,322	—	38,513	—
Consumer and Other	117	57	9	183	19,380	—	19,563	—
Total	$8,328	$1,449	$2,028	$11,805	$1,549,212	$924	$1,561,941	$—

Summary of Nonaccrual Loans Excluding Purchased Credit-Impaired (PCI) Loans

The following table presents loans on nonaccrual status, excluding purchased credit-impaired (PCI) loans, as of December 31, 2019 and 2018.

	2019	2018
Commercial & Agriculture	$173	$270
Commercial Real Estate:
Owner Occupied	938	942
Non-Owner Occupied	8	374
Residential Real Estate	4,183	3,886
Real Estate Construction	9	41
Farm Real Estate	284	338
Consumer and Other	4	18
Total	$5,599	$5,869

Schedule of TDR

Loan modifications that are considered TDRs completed during the twelve month periods ended December 31, 2019, 2018 and 2017 were as follows:

For the Twelve Month Period Ended December 31, 2019
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	1	382	382
Residential Real Estate	—	—	—
Real Estate Construction	—	—	—
Farm Real Estate	—	—	—
Consumer and Other	—	—	—
Total Loan Modifications	1	$382	$382
	For the Twelve Month Period Ended December 31, 2018
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	1	23	23
Real Estate Construction	—	—	—
Farm Real Estate	1	110	110
Consumer and Other	—	—	—
Total Loan Modifications	2	$133	$133

For the Twelve Month Period Ended December 31, 2017
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	1	13	13
Real Estate Construction	—	—	—
Farm Real Estate	—	—	—
Consumer and Other	—	—	—
Total Loan Modifications	1	$13	$13

Impaired Financing Receivables Excluding PCI Loans

The following table includes the recorded investment and unpaid principal balances for impaired financing receivables, excluding PCI loans, with the associated allowance amount, if applicable, as of December 31, 2019 and 2018.

	December 31, 2019			December 31, 2018
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial & Agriculture	$367	$367		$367	$367
Commercial Real Estate:
Owner Occupied	168	168		193	193
Non-Owner Occupied	374	374		31	34
Residential Real Estate	1,571	1,643		1,017	1,089
Farm Real Estate	666	666		256	256
Total	3,146	3,218		1,864	1,939
With an allowance recorded:
Commercial Real Estate:
Owner Occupied	258	258	$9	291	291	$12
Residential Real Estate	193	197	82	262	265	122
Farm Real Estate	—	—	—	440	440	7
Total	451	455	91	993	996	141
Total:
Commercial & Agriculture	367	367	—	367	367	—
Commercial Real Estate:
Owner Occupied	426	426	9	484	484	12
Non-Owner Occupied	374	374	—	31	34	—
Residential Real Estate	1,764	1,840	82	1,279	1,354	122
Farm Real Estate	666	666	—	696	696	7
Total	$3,597	$3,673	$91	$2,857	$2,935	$141

The following tables include the average recorded investment and interest income recognized for impaired financing receivables as of, and for the years ended, December 31, 2019, 2018 and 2017.

For the year ended:	December 31, 2019		December 31, 2018
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commercial & Agriculture	$367	$33	$636	$25
Commercial Real Estate:
Owner Occupied	456	32	610	33
Non-Owner Occupied	308	20	39	5
Residential Real Estate	1,271	58	1,519	75
Farm Real Estate	683	29	716	29
Total	$3,085	$172	$3,520	$167
For the year ended:	December 31, 2017
	Average Recorded Investment	Interest Income Recognized
Commercial & Agriculture	$1,375	$34
Commercial Real Estate:
Owner Occupied	1,507	75
Non-Owner Occupied	233	6
Residential Real Estate	1,515	73
Farm Real Estate	613	28
Total	$5,243	$216

Schedule of Changes in Amortized Yield for PCI Loans

Changes in the amortizable yield for PCI loans were as follows, since acquisition:

	At December 31, 2019	At December 31, 2018
	(In Thousands)	(In Thousands)
Balance at beginning of period	$336	$15
Acquisition of PCI loans	—	334
Accretion	(164)	(13)
Transfers from non-accretable to accretable	83	—
Balance at end of period	$255	$336

Schedule of Loans Acquired and Accounted

The following table presents additional information regarding loans acquired and accounted for in accordance with ASC 310-30:

	At December 31, 2019	At December 31, 2018
	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)
	(In Thousands)
Outstanding balance	$1,149	$1,805
Carrying amount	467	924